S-K 1602(a)(3) Forepart, Sponsor Compensation - Graf Industrial II Sponsor, LLC	Aug. 28, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,584,333
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,575,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,575,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1